Fair Value Adjustments Related to Warrants (Detail) (USD $)	3 Months Ended
Mar. 31, 2014
Class of Warrant or Right [Line Items]
Loss/(gain) recognized on fair value adjustment	$ 47,271,140
Advisory Agreement [Member]
Class of Warrant or Right [Line Items]
Loss/(gain) recognized on fair value adjustment	50,164,350
2014 Private Placements [Member]
Class of Warrant or Right [Line Items]
Loss/(gain) recognized on fair value adjustment	(3,787,350) [1]
Selling, General and Administrative Expenses [Member]
Class of Warrant or Right [Line Items]
Loss/(gain) recognized on fair value adjustment	$ 894,140

[1]	Included in interest expense, net in the accompanying statements of operations and comprehensive income.